Income Taxes - Summary of Movement in Deferred Tax Liability (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Changes in deferred tax liability (asset) [abstract]
Opening balance	$ 0	$ 0
Recognized in income tax expense (recovery)	14,108	(4,567)
Recognized in OCI/equity	(14,108)	4,567
Net deferred tax liabilities	$ 0	$ 0